UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2010
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            02/14/2011
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		       83

Form 13f Information Table Value Total:                  24647612
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aon Corporation                COM              037389103   588287 12786074 SH       Sole                 10011074           2775000
                                                            480474 10442812 SH       Defined 01           10442812
Bank of New York Mellon Corpor COM              064058100   514357 17031685 SH       Sole                 13760685           3271000
                                                            430783 14264329 SH       Defined 01           14264329
Campbell Soup Company          COM              134429109   320653  9227426 SH       Sole                  7394426           1833000
                                                            333398  9594179 SH       Defined 01            9594179
CEMEX S.A.B. de C.V. ADR       COM              151290889   895174 83583043 SH       Sole                 67490163          16092880
                                                            527153 49220680 SH       Defined 01           49220680
Chesapeake Energy Corporation  COM              165167107  1457498 56252321 SH       Sole                 46917279           9335042
                                                            663207 25596576 SH       Defined 01           25596576
Dell Inc.                      COM              24702R101  1421057 104875071 SH      Sole                 86515536          18359535
                                                            545805 40280800 SH       Defined 01           40280800
Diageo Plc - ADR               COM              25243Q205    16503   222022 SH       Sole                   222022
Dillard's Inc.                 COM              254067101     3366    88717 SH       Sole                                      88717
                                                            249476  6575553 SH       Defined 01            6575553
DineEquity Inc                 COM              254423106     7575   153400 SH       Sole                   105000             48400
                                                            147059  2978100 SH       Defined 01            2978100
DIRECTV Cl A                   COM              25490A101  1424691 35679703 SH       Sole                 29078379           6601324
                                                            604394 15136333 SH       Defined 01           15136333
Everest Re Group Ltd.          COM              G3223R108   344356  4059848 SH       Sole                  3031200           1028648
                                                            113235  1335000 SH       Defined 01            1335000
Fair Isaac Corporation         COM              303250104    48912  2092953 SH       Sole                  1000383           1092570
                                                            152363  6519591 SH       Defined 01            6519591
FedEx Corporation              COM              31428X106   417155  4485054 SH       Sole                  3631254            853800
                                                            341312  3669629 SH       Defined 01            3669629
Level 3 Communications Inc.    COM              52729N100   255583 260799122 SH      Sole                215032516          45766606
                                                            210591 214888754 SH      Defined 01          214888754
Liberty Media Corporation Inte COM              53071M104   585471 37125648 SH       Sole                 29691179           7434469
                                                            385738 24460224 SH       Defined 01           24460224
Lockheed Martin Corporation    COM              539830109    14122   202000 SH       Sole                   119000             83000
                                                             54818   784117 SH       Defined 01             784117
Loews Corporation              COM              540424108   562679 14461047 SH       Sole                 12512047           1949000
                                                            365571  9395300 SH       Defined 01            9395300
Markel Corporation             COM              570535104   193492   511707 SH       Sole                   395910            115797
                                                            132966   351642 SH       Defined 01             351642
Martin Marietta Materials Inc. COM              573284106   276782  3000670 SH       Sole                  2461370            539300
                                                            136331  1478000 SH       Defined 01            1478000
News Corporation - Class A     COM              65248E104   408787 28076003 SH       Sole                 23332003           4744000
                                                            378812 26017337 SH       Defined 01           26017337
Pioneer Natural Resources Comp COM              723787107   435400  5014975 SH       Sole                  3827675           1187300
                                                            659745  7599000 SH       Defined 01            7599000
Potlatch Corporation           COM              737630103     1242    38142 SH       Sole                                      38142
                                                             87525  2688952 SH       Defined 01            2688952
Royal Philips Electronics ADR  COM              500472303   138128  4499299 SH       Sole                  3333499           1165800
                                                            104587  3406731 SH       Defined 01            3406731
Ruddick Corporation            COM              781258108     1253    34000 SH       Sole                                      34000
                                                             92800  2519000 SH       Defined 01            2519000
Sealed Air Corporation         COM              81211K100    74415  2923959 SH       Defined 01            2923959
Service Corporation Internatio COM              817565104   129859 15740484 SH       Sole                 12341584           3398900
                                                            132726 16088000 SH       Defined 01           16088000
Shanda Interactive Entertainme COM              81941Q203    12645   319000 SH       Sole                   319000
                                                             25726   649000 SH       Defined 01             649000
Symantec Corporation           COM              871503108   418999 25029814 SH       Sole                 22641152           2388662
Telephone and Data Systems Inc COM              879433100    11513   315000 SH       Sole                   301000             14000
                                                             40712  1113878 SH       Defined 01            1113878
Telephone and Data Systems Inc COM              879433860   144403  4581326 SH       Sole                  3339478           1241848
                                                            178599  5666200 SH       Defined 01            5666200
Texas Industries Inc.          COM              882491103    14865   324700 SH       Sole                   261200             63500
                                                            200989  4390320 SH       Defined 01            4390320
The Travelers Companies Inc.   COM              89417E109   256556  4605200 SH       Sole                  3854200            751000
                                                            377154  6769960 SH       Defined 01            6769960
The Washington Post Company    COM              939640108    43643    99301 SH       Sole                    95115              4186
                                                            127015   289000 SH       Defined 01             289000
tw telecom inc.                COM              87311L104   253010 14839281 SH       Sole                 12311934           2527347
                                                            216481 12696830 SH       Defined 01           12696830
Vail Resorts Inc.              COM              91879Q109     1665    32000 SH       Sole                                      32000
                                                            111059  2134100 SH       Defined 01            2134100
Verizon Communications Inc.    COM              92343V104    68698  1920000 SH       Sole                  1168000            752000
Vodafone Group Plc ADR         COM              92857W209   166267  6288479 SH       Sole                  4998479           1290000
                                                             44452  1681235 SH       Defined 01            1681235
Vulcan Materials Company       COM              929160109    41168   928044 SH       Sole                   697944            230100
                                                            238517  5376856 SH       Defined 01            5376856
Walt Disney Company            COM              254687106   985500 26272983 SH       Sole                 21305858           4967125
                                                            416212 11096022 SH       Defined 01           11096022
Wendy's/Arby's Group Inc.      COM              950587105   137237 29705000 SH       Defined 01           29705000
Willis Group Holdings PLC      COM              G96666105   208793  6029255 SH       Sole                  4871255           1158000
                                                            311081  8983000 SH       Defined 01            8983000
Worthington Industries Inc.    COM              981811102     1903   103400 SH       Sole                                     103400
                                                            121090  6581000 SH       Defined 01            6581000
Yum! Brands Inc.               COM              988498101   977605 19930787 SH       Sole                 16227100           3703687
                                                            505239 10300483 SH       Defined 01           10300483
Level 3 Communications Inc. Co CONV             52729NBM1   112570 100062000 PRN     Defined 01          100062000
Level 3 Communications Inc. Co CONV             52729NBR0     8581  8000000 PRN      Sole                  8000000